Accrued Expenses and Other Liabilities (Notes)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounts Payable And Accrued Liabilities [Line Items]
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following as of September 30, 2018 and December 31, 2017:

	September 30, 2018	December 31, 2017
Prepaid rent	$4,866	$4,304
Leasing commission payable	1,900	3,783
Accrued property taxes	3,633	3,490
Interest expense payable	2,661	3,013
Redemptions payable	6,671	2,181
Other liabilities	2,034	3,132
Total	$21,765	$19,903

Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following as of December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Prepaid rent	$4,304	$9,484
Leasing commission payable	3,783	3,783
Accrued property taxes	3,490	2,678
Interest expense payable	3,013	1,716
Other liabilities	5,313	3,866
Total	$19,903	$21,527

Griffin Capital Essential Asset REIT, Inc. [Member]
Accounts Payable And Accrued Liabilities [Line Items]
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following as of September 30, 2018 and December 31, 2017:

	September 30, 2018	December 31, 2017
Prepaid rent	$14,543	$16,138
Real estate taxes payable	25,666	21,087
Interest payable	9,270	7,924
Other liabilities	25,455	18,457
Total	$74,934	$63,606

Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following as of December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Prepaid rent	$16,312	$16,799
Real estate taxes payable	21,317	24,585
Interest payable	7,924	7,606
Interest rate swap liability	—	3,101
Other liabilities	18,580	12,914
Total	$64,133	$65,005